Basic and diluted earnings per share information (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic and diluted earnings per share
	2021	2020	2019
	Figures in Rand
Basic and diluted earnings per share
The calculation of basic and diluted earnings per share has been based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue. Basic and diluted earnings per share (ZAR)	15.65	14.26	9.15
Weighted average number of ordinary shares issued	20 332 894	20 332 894	20,332,894

Basic earnings Earnings attributable to ordinary shareholders (ZAR’ 000)	318,183	289,882	236,930
Less: Profit arising prior to the incorporation of Karooooo on May 19, 2018 (ZAR’ 000)	–	–	(50,836)
Earnings attributable to ordinary shareholder of Karooooo (ZAR’ 000)	318,183	289,882	186,094

	2021	2020	2019
	Figures in Rand
Adjusted basic and diluted earnings per share
The calculation of adjusted basic and diluted earnings per share has been based on the adjusted profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue. Adjusted basic and diluted earnings per share (ZAR)	16.91	14.26	9.15
Weighted average number of ordinary shares issued	20 332 894	20 332 894	20,332,894

Reconciliation between basic earnings and adjusted earnings (ZAR’000)
Basic earnings	318,183	289,882	236,930
Adjust for:
Less: Profit arising prior to the incorporation of Karooooo on May 19, 2018 (ZAR’ 000)	–	–	(50,836)
Add: IPO costs	25,570	–	–
Adjusted earnings attributable to ordinary shareholders (ZAR’000)	343,753	289,882	186,094